Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	0	116,020,270
Convertible preferred stock, shares issued	0	20,914,137
Convertible preferred stock, shares outstanding	0	20,914,137
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	140,000,000	140,000,000
Common stock, shares issued	30,806,533	988,685	955,976
Common stock, shares outstanding	30,806,533	988,685	955,976
Series A Convertible Preferred Stock
Convertible preferred stock, par value		$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized		20,736,509	20,736,509
Convertible preferred stock, shares issued		3,770,267	3,770,267
Convertible preferred stock, shares outstanding		3,770,267	3,770,267
Aggregate liquidation preference		$ 11,923
Series B Convertible Preferred Stock
Convertible preferred stock, par value		$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized		25,061,538	25,061,538
Convertible preferred stock, shares issued		4,556,638	4,556,638
Convertible preferred stock, shares outstanding		4,556,638	4,556,638
Aggregate liquidation preference		16,290
Series C Convertible Preferred Stock
Convertible preferred stock, par value		$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized		37,222,223	37,222,223
Convertible preferred stock, shares issued		6,767,673	6,767,673
Convertible preferred stock, shares outstanding		6,767,673	6,767,673
Aggregate liquidation preference		40,200
Series D Convertible Preferred Stock
Convertible preferred stock, par value		$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized		33,000,000	33,000,000
Convertible preferred stock, shares issued		5,819,559	5,819,559
Convertible preferred stock, shares outstanding		5,819,559	5,819,559
Aggregate liquidation preference		$ 43,902